Note 6 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	895,387,989	(184,035,144)	711,352,845
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	200,159,411	—	200,159,411
Disposals	(1,977,051)	—	(1,977,051)
Impairment loss	(26,190,677)	17,951,690	(8,238,987)
Vessel held for sale	(748,823)	—	(748,823)
Depreciation for the year	—	(35,857,507)	(35,857,507)

Balance, December 31, 2015	1,066,630,849	(201,940,961)	864,689,888
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	44,432,663	—	44,432,663
Impairment loss	(34,859,054)	29,123,968	(5,735,086)
Disposal	(591,137)	—	(591,137)
Depreciation for the year	—	(39,096,589)	(39,096,589)

Balance, December 31, 2016	1,075,613,321	(211,913,582)	863,699,739